Income Taxes (Details) - Summary of Income Tax Provision - USD ($)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal	$ 0	$ 0
State	0	0
Deferred Federal, State and Local, Tax Expense (Benefit) [Abstract]
Federal	(2,184)	(680,791)
State	0	0
Change in valuation allowance	2,184	680,791
Income tax provision	$ 0	$ 0